Label	Element	Value
JOHCM International Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY JOHCM International Opportunities Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the JOHCM International Opportunities Fund (the “Fund”) is to achieve long-term, risk-adjusted total return by investing in a portfolio of international equity securities.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 1, 2028
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 44.16% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	44.16%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same. The contractual expense limitation for the Fund is reflected in the 1-year example and for the first three years of the 3-, 5- and 10-year examples. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests, under normal market conditions, primarily in equity securities of companies located outside the United States, including those located in emerging market countries. The Fund may invest in non-U.S. companies of any size, including small- and mid-capitalization companies, to achieve its objective. Equity securities include common and preferred stocks and include rights and warrants to subscribe to common stock or other equity securities. The Fund may achieve its equity exposure either directly or indirectly, such as through depositary receipts or participatory notes, though it does not use such indirect instruments for purposes of creating leverage. The Fund may invest a significant portion of its assets in investments located in one country or a small number of countries. These countries may change from time to time.
The Fund operates as a “diversified” investment company and will typically own between 25-50 holdings. The portfolio managers aim to achieve above-average risk-adjusted total returns. The portfolio managers seek to achieve this through investing in a benchmark-agnostic portfolio what they believe to be of attractively-valued, high-quality companies with lower-than-average volatility (as measured against peers or relevant indices), over the medium term of three to five years. The portfolio managers seek to assess intrinsic value of such companies based on long term competitive advantages and cash flow expectations. They prioritize companies that they believe can generate cash profits reliably over many years and have opportunities to pay dividends and/or reinvest some of those profits at high rates of return. The portfolio managers look for opportunities where the capital markets underappreciate and misprice quality characteristics and growth potential. The portfolio managers believe that many market participants underestimate the potential for change and improvement of individual companies because they focus on and extrapolate a narrow range of backward-looking metrics such as recent earnings growth and returns on capital.
The portfolio managers believe that a key risk to any investor is permanent impairment of capital from owning overvalued assets. Overvaluation may result either from strong share price performance or from a deterioration in the expected intrinsic value of the underlying business. Therefore, the Fund maintains a valuation discipline intended to ensure that assets are only bought when they are attractively valued, in absolute terms, with reference to their estimated intrinsic value, and are sold when they become overvalued on the same basis.
Consistent with the Fund’s absolute valuation discipline, the portfolio managers may determine to delay reinvestment of sale proceeds or other available cash immediately, instead holding positions in cash and cash equivalents, including money market funds, potentially in an amount up to 20% of the net assets of the Fund, while examining and awaiting available investment opportunities.
Additionally, as part of the research and security selection processes, the portfolio managers ordinarily consider financially material environmental, social and governance (“ESG”) factors that they believe have the potential to adversely affect the long-term performance of a company. In doing so, the portfolio managers conduct their own proprietary ESG analysis, in addition to having access to third-party analytics sources such as Sustainalytics and MSCI, which they may use to augment or contextualize their own analysis. The portfolio managers’ ESG analysis is conducted on a company-by-company basis and does not place greater emphasis on any particular environmental, social or governance factor. The objective of the analysis is to identify both risks, which may result in a decision not to invest, and opportunities for engagement, where the portfolio managers judge that this has the potential to yield positive outcomes by bolstering the company’s path to improvement.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and performance table below provide an indication of the risks of an investment in the Fund by showing how the Fund’s performance has varied from year to year, and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance. Performance reflects contractual fee waivers in effect. If fee waivers were not in place, performance would be reduced. For periods prior to the reorganization of the Fund, in which a predecessor fund was merged into the Fund, the performance information is based on the performance of the predecessor fund. After-tax returns are shown for Institutional Shares only and will vary from the after-tax returns for other share classes. After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by calling 866-260-9549 (toll free) or 312-557-5913.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below provide an indication of the risks of an investment in the Fund by showing how the Fund’s performance has varied from year to year, and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	866-260-9549 (toll free) or 312-557-5913
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns – Institutional Shares for year ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best quarter:	10/01/2022 – 12/31/2022 – 22.26%
Worst quarter:	01/01/2020 – 03/31/2020 – (17.90%)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns – for the Periods Ended December 31, 2024
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Shares only and will vary from the after-tax returns for other share classes.
JOHCM International Opportunities Fund | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	You could lose money on your investment in the Fund, or the Fund could perform worse than other investments.
JOHCM International Opportunities Fund | Risk Not Insured Depository Institution [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Investments in the Fund are not deposits of a bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
JOHCM International Opportunities Fund | Emerging Markets Risks [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Emerging Markets Risk. In addition to the risks of investing in non-U.S. investments generally, emerging markets investments are subject to greater risks arising from political or economic instability, nationalization or confiscatory taxation, currency exchange restrictions, sanctions by other countries (such as the United States) and an issuer’s unwillingness or inability to make principal or interest payments on its obligations. Emerging markets companies may be smaller and have shorter operating histories than companies in developed markets. Emerging market investments are also subject to enhanced custody risk, a risk that is inherent in the process of clearing and settling trades and to the holding of securities, cash and other assets by local banks, agents and depositories. To the extent a Fund invests in frontier countries, these risks will be magnified. Frontier countries generally have smaller economies or less developed capital markets than traditional emerging market countries.

JOHCM International Opportunities Fund | Depositary Receipts Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Depositary Receipts Risk. Depositary receipts may be sponsored or unsponsored. Although the two types of depositary receipt facilities are similar, there are differences regarding a holder’s rights and obligations and the practices of market participants. Holders of unsponsored depositary receipts generally bear all the costs of the facility. The depositary usually charges fees upon the deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars or other currency, the disposition of non-cash distributions, and the performance of other services. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through voting rights with respect to the underlying securities to depositary receipt holders.

JOHCM International Opportunities Fund | Equity Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Equity Securities Risk. The risk that events negatively affecting issuers, industries, or financial markets in which the Fund invests will impact the value of the stocks held by the Fund and thus, the value of the Fund’s shares over short or extended periods.

JOHCM International Opportunities Fund | ESG Factor Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
ESG Factor Risk. Considering ESG factors when evaluating an investment may result in the selection or exclusion of certain investments based on the Adviser’s view of these factors and carries the risk that the Fund may underperform funds that do not take ESG factors into account. In evaluating an issuer, the Adviser may be dependent upon information and data obtained through voluntary reporting by issuers or third-party research that may be incomplete, inaccurate or unavailable, which could impact the portfolio managers’ assessment of related risks and opportunities.

JOHCM International Opportunities Fund | Non U S Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Non-U.S. Securities Risk. Investing in non-U.S. securities poses additional market risks since political and economic events unique in a country or region will affect those markets and their issuers and may not affect the U.S. economy or U.S. issuers. In addition, issuers of non-U.S. securities often are not subject to as much regulation as U.S. issuers, and the reporting, accounting, custody, and auditing standards to which those issuers are subject often are not as rigorous as U.S. standards. Investments in non-U.S. securities may also be subject to greater environmental, credit and information risks. The Fund’s investments in non-U.S. securities also are subject to non-U.S. currency fluctuations and other non-U.S. currency-related risks. Non-U.S. securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Income, proceeds and gains received by the Fund from sources within non-U.S. countries may be subject to withholding and other taxes imposed by such countries, which would reduce the Fund’s return on such securities. U.S. government tariffs, sanctions or other actions directed at a particular country could adversely impact issuers in that country.

JOHCM International Opportunities Fund | Currency Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Currency Risk. Investments in non-U.S. countries are also subject to currency risk. As the Fund’s investments in non-U.S. securities are generally denominated in non-U.S. currencies, changes in the value of those currencies compared to the U.S. dollar may affect the value of the Fund’s investments. Some of the currencies in emerging markets have experienced devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain such currencies. Certain developing countries face serious exchange constraints, including the potential adoption of economic policies and/or currency exchange controls that may affect their currency valuations in a manner that is disadvantageous to U.S. investors and companies.

JOHCM International Opportunities Fund | Geographic Focus Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Geographic Focus Risk. The risk that events negatively affecting the fiscal stability of a particular country or region in which the Fund focuses its investments will cause the value of the Fund’s shares to decrease, perhaps significantly. To the extent the Fund focuses its assets in a particular country or region, the Fund is more vulnerable to financial, economic or other political developments in that country or region as compared to a fund that does not focus on holdings in a particular country or region. As a result, the Fund may be more volatile than a fund which is broadly diversified geographically.

JOHCM International Opportunities Fund | Small Cap and Mid Cap Company Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Small-Cap and Mid-Cap Company Risk. The small- and mid-capitalization companies in which the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small- and mid-capitalization companies may have limited product lines, markets, and financial resources, and may depend upon relatively small management groups. Therefore, small- and mid-capitalization stocks may be more volatile than those of larger companies.

JOHCM International Opportunities Fund | Regulatory Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Regulatory Risk. Changes in the laws or regulations of the United States or other countries, including changes to applicable tax laws and regulations, could impair the ability of the Fund to achieve its investment objective and could increase the operating expenses of the Fund.

JOHCM International Opportunities Fund | Active Management Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Active Management Risk. The Adviser’s judgments about the attractiveness, value, and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect, and there is no guarantee that individual securities will perform as anticipated. Any given investment strategy may fail to produce the intended results, and a Fund’s portfolio may underperform other comparable funds because of portfolio management decisions related to, among other things, the selection of investments, portfolio construction, evaluation of an issuer’s corporate governance practices, risk assessments, and/or the outlook on market trends and opportunities.

JOHCM International Opportunities Fund | Market Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Market Risk. The market value of the Fund’s investments will move up and down, sometimes rapidly and unpredictably, based upon overall market and economic conditions, as well as a number of reasons that directly relate to the issuers of the Fund’s investments, such as management performance, financial condition and demand for the issuers’ goods and services.

JOHCM International Opportunities Fund | Equity Linked Instruments Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Equity-Linked Instruments Risk. There is a risk that, in addition to market risk and other risks of the referenced equity security, the Fund may experience a return that is different from that of the referenced equity security.
Equity-linked instruments also subject the Fund to counterparty risk, including the risk that the issuing entity may not be able to honor its financial commitment, which could result in a loss of all or part of the Fund’s investment.

JOHCM International Opportunities Fund | Participatory Notes Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Participatory Notes Risk. P-notes, which are designed to replicate the performance of certain issuers and markets where direct investment is either impossible or difficult due to local restrictions, represent interest in securities listed on certain non-U.S. exchanges, and thus present similar risks to investing directly in such securities. P-notes also expose investors to counterparty risk, which is risk that the entity issuing the note may not be able to honor its financial commitments. The liquidity of a P-note reflects the liquidity in the underlying security. At times, it may be more illiquid than trading the underlying security as broker selection is restricted to the underwriter of the P-note.

JOHCM International Opportunities Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) Imposed on Purchases (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (Rule 12b‑1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.67%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.43%
Fee Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.92%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Reimbursements	rr_NetExpensesOverAssets	0.51%
1 year	rr_ExpenseExampleYear01	$ 52
3 years	rr_ExpenseExampleYear03	164
5 years	rr_ExpenseExampleYear05	502
10 years	rr_ExpenseExampleYear10	$ 1,458
2017	rr_AnnualReturn2017	18.19%
2018	rr_AnnualReturn2018	(7.57%)
2019	rr_AnnualReturn2019	18.17%
2020	rr_AnnualReturn2020	8.22%
2021	rr_AnnualReturn2021	2.02%
2022	rr_AnnualReturn2022	(0.59%)
2023	rr_AnnualReturn2023	19.54%
2024	rr_AnnualReturn2024	4.68%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2022
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.26%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.90%)
1 Year	rr_AverageAnnualReturnYear01	4.68%
5 Years	rr_AverageAnnualReturnYear05	6.55%
Since Inception	rr_AverageAnnualReturnSinceInception	6.63%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 29, 2016
JOHCM International Opportunities Fund | Advisor Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) Imposed on Purchases (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (Rule 12b‑1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.67%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.53%
Fee Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.92%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Reimbursements	rr_NetExpensesOverAssets	0.61%
1 year	rr_ExpenseExampleYear01	$ 62
3 years	rr_ExpenseExampleYear03	297
5 years	rr_ExpenseExampleYear05	654
10 years	rr_ExpenseExampleYear10	$ 1,661
JOHCM International Opportunities Fund | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) Imposed on Purchases (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (Rule 12b‑1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.67%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.68%
Fee Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.92%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Reimbursements	rr_NetExpensesOverAssets	0.76%
1 year	rr_ExpenseExampleYear01	$ 78
3 years	rr_ExpenseExampleYear03	344
5 years	rr_ExpenseExampleYear05	734
10 years	rr_ExpenseExampleYear10	$ 1,828
JOHCM International Opportunities Fund | Class Z Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) Imposed on Purchases (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (Rule 12b‑1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.67%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.43%
Fee Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.92%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Reimbursements	rr_NetExpensesOverAssets	0.51%
1 year	rr_ExpenseExampleYear01	$ 52
3 years	rr_ExpenseExampleYear03	164
5 years	rr_ExpenseExampleYear05	502
10 years	rr_ExpenseExampleYear10	$ 1,458
JOHCM International Opportunities Fund | After Taxes on Distributions | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.16%
5 Years	rr_AverageAnnualReturnYear05	5.23%
Since Inception	rr_AverageAnnualReturnSinceInception	5.42%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 29, 2016
JOHCM International Opportunities Fund | After Taxes on Distributions and Sale of Fund Shares | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.58%
5 Years	rr_AverageAnnualReturnYear05	4.90%
Since Inception	rr_AverageAnnualReturnSinceInception	4.99%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 29, 2016
JOHCM International Opportunities Fund | MSCI EAFE Index (reflects no deductions for fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.82%	[3]
5 Years	rr_AverageAnnualReturnYear05	4.73%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	6.18%	[2],[3]

[1]
JOHCM (USA) Inc (the “Adviser”) has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) exceed 0.50%, 0.60%, 0.75%, and 0.50% for Institutional Shares, Advisor Shares, Investor Shares, and Class Z Shares, respectively, until February 1, 2028, pursuant to a supplemental expense limitation agreement, between the Fund and the Adviser dated February 1, 2025 (the “Supplemental Expense Limitation Agreement”). Pursuant to the Supplemental Expense Limitation Agreement, the Adviser (i) cannot recoup any waiver or reimbursement made pursuant to the Supplemental Expense Limitation Agreement and (ii) will suspend the payment of any recouped waivers or reimbursements provided for under the expense limitation agreement between the Adviser and Trust dated June 13, 2024 (the “Primary Expense Limitation Agreement”), until February 1, 2028, the termination date of the Supplemental Expense Limitation Agreement. The Supplemental Expense Limitation Agreement and Primary Expense Limitation Agreement may be terminated by the Board of Trustees, and certain amounts waived or reimbursed may be recouped by the Adviser after February 1, 2028. The Supplemental Expense Limitation Agreement and Primary Expense Limitation Agreement are described in more detail under “MANAGEMENT OF THE FUNDS—Fund Recoupment Arrangements” in the Fund’s prospectus.

[2]	The Institutional Shares of the Fund’s predecessor fund commenced operations on September 29, 2016.
[3]	Index returns shown are net of withholding taxes.